Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Categories of Financial Instruments
	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Designated as at FVTPL	$100,583	$100,496	$3,391
Held for trading	2,969,229	5,122,571	172,826
Available-for-sale financial assets	1,295,034	1,212,165	40,896
Loans and receivables (Note 1)	92,082,628	103,973,567	3,507,881

Financial liabilities

FVTPL
Held for trading	1,763,660	677,430	22,855
Measured at amortized cost (Note 2)	168,397,006	139,561,999	4,708,569

Note 1:    The balances included loans and receivables measured at amortized cost which comprise cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:    The balances included financial liabilities measured at amortized cost which comprise short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

Summary of Maturity Analysis for Non-derivative Financial Liabilities
On Demand or Less than 1 Month		1 to 3 Months		3 Months to 1 Year		1 to 5 Years		More than 5 Years
	NT$		NT$		NT$		NT$		NT$

December 31, 2016

Non-derivative financial liabilities
Non-interest bearing	$23,907,221		$20,553,395		$4,360,322		$42,285		$190,941
Floating interest rate liabilities	9,733,727		5,232,407		6,634,931		44,504,416		1,728,448

(continued)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$
Fixed interest rate liabilities	$5,360,644	$1,019,221	$10,549,983	$28,553,095	$2,062,500

	$39,001,592	$26,805,023	$21,545,236	$73,099,796	$3,981,889

(concluded)

December 31, 2017

Non-derivative financial liabilities
Non-interest bearing	$30,695,797	$18,387,296	$4,549,468	$2,807	$176,199
Floating interest rate liabilities	6,641,541	4,153,830	5,101,178	27,196,245	900,310
Fixed interest rate liabilities	8,522,765	7,526,270	1,526,449	11,902,335	6,462,396

	$45,860,103	$30,067,396	$11,177,095	$39,101,387	$7,538,905

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
December 31, 2017

Non-derivative financial liabilities
Non-interest bearing	$1,035,621	$620,354	$153,491	$95	$5,945
Floating interest rate liabilities	224,073	140,143	172,104	917,552	30,375
Fixed interest rate liabilities	287,543	253,923	51,500	401,563	218,029

	$1,547,237	$1,014,420	$377,095	$1,319,210	$254,349

Summary of Maturity Analysis for Derivative Financial Instruments
On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2016

Net settled
Forward exchange contracts	$22,680	$13,320	$-
Foreign currency option contracts	$(344)	$-	$-

Gross settled
Forward exchange contracts
Inflows	$5,134,196	$912,213	$-
Outflows	(5,245,724)	(915,900)	-
	(111,528)	(3,687)	-

(continued)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$
Swap contracts
Inflows	$5,345,159	$17,399,695	$43,537,500
Outflows	(5,439,190)	(17,540,927)	(42,882,201)
	(94,031)	(141,232)	655,299

	$(205,559)	$(144,919)	$655,299

December 31, 2017

Net settled
Forward exchange contracts	$(8,820)	$-	$-

Gross settled
Forward exchange contracts
Inflows	$3,711,302	$2,169,093	$390,379
Outflows	(3,679,154)	(2,138,635)	(386,880)
	32,148	30,458	3,499

Swap contracts
Inflows	12,116,531	14,434,880	36,676,224
Outflows	(12,189,576)	(14,629,738)	(36,452,898)
	(73,045)	(194,858)	223,826

	$(40,897)	$(164,400)	$227,325

(concluded)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2017
Net settled
Forward exchange contracts	$(298)	$-	$-

(Continued)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Gross settled
Forward exchange contracts
Inflows	$125,213	$73,181	$13,171
Outflows	(124,128)	(72,154)	(13,154)
	1,085	1,027	118

Swap contracts
Inflows	408,790	487,007	1,237,389
Outflows	(411,254)	(493,581)	(1,229,838)
	(2,464)	(6,574)	7,551

	$(1,379)	$(5,547)	$7,669

Reconciliation of Liabilities Arising From Financing Activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, of future cash flows will be, classified in the Group’s condensed consolidated statement of cash flows as cash flows from financing activities.

For the year ended December 31, 2017

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2017	$20,955,522	$36,999,903	$53,115,563	$111,070,988
Financing cash flows	(2,038,993)	(1,123,972)	(16,473,381)	(19,636,346)
Non-cash changes
Amortization of issuance cost	-	319,463	5,790	325,253
Converted to ordinary shares in current period	-	(11,650,369)	-	(11,650,369)
Effects of exchange rate changes	(954,058)	(1,402,245)	(1,241,344)	(3,597,647)

Balance at December 31, 2017	$17,962,471	$23,142,780	$35,406,628	$76,511,879

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1,2017	$707,001	$1,248,310	$1,792,023	$3,747,334
Financing cash flows	(68,792)	(37,920)	(555,782)	(662,494)
Non-cash changes
Amortization of issuance cost	-	10,778	195	10,973
Converted to ordinary shares in current period	-	(393,062)	-	(393,062)
Effects of exchange rate changes	(32,188)	(47,310)	(41,881)	(121,379)

Balance at December 31, 2017	$606,021	$780,796	$1,194,555	$2,581,372

Interest rate risk [member]
Summary of Interest Rate Risk

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$30,243,887	$17,552,955	$592,205

Cash flow interest rate risk
Financial assets	29,977,709	39,880,736	1,345,504
Financial liabilities	65,800,323	42,270,321	1,426,124

Fair value of financial instruments not measured at fair value but for which fair value is disclosed [member]
Summary of Fair Value of Financial Instruments

The carrying amounts and fair value of bonds payable as of December 31, 2016 and 2017, respectively, were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2016	$36,999,903		$37,300,356
December 31, 2017	23,142,780	$780,796	23,247,085	$784,315

Measured at fair value on a recurring basis [member]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2016

Financial assets at FVTPL
Financial assets designated as at FVTPL
Private-placement convertible bonds	$-	$100,583	$-	$100,583

Derivative financial assets
Forward exchange contracts	-	462,339	-	462,339
Forward currency options	-	66,872	-	66,872

Non-derivative financial assets held for trading
Quoted shares	$1,855,073	$-	$-	$1,855,073
Open-end mutual funds	584,945	-	-	584,945

	$2,440,018	$629,794	$-	$3,069,812

Available-for-sale financial assets
Unquoted shares	$-	$-	$631,418	$631,418
Limited Partnership	-	-	273,372	273,372
Open-end mutual funds	243,458	-	-	243,458
Quoted shares	146,786	-	-	146,786

	$390,244	$-	$904,790	$1,295,034

Financial liabilities at FVTPL
Derivative financial liabilities
Conversion option, redemption option and put option of convertible bonds	$-	$1,213,890	$-	$1,213,890
Swap contracts	-	422,934	-	422,934
Forward exchange contracts	-	108,912	-	108,912
Foreign currency option contracts	-	17,924	-	17,924

	$-	$1,763,660	$-	$1,763,660

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2017

Financial assets at FVTPL
Financial assets designated as at FVTPL
Private-placement convertible bonds	$-	$-	$100,496	$3,391	$-	$-	$100,496	$3,391

Derivative financial assets
Forward exchange contracts	-	-	61,325	2,069	-	-	61,325	2,069
Swap contracts	-	-	60,538	2,042	-	-	60,538	2,042

Non-derivative financial assets held for trading
Quoted shares	4,410,732	148,810	-	-	-	-	4,410,732	148,810
Open-end mutual funds	589,976	19,905	-	-	-	-	589,976	19,905

	$5,000,708	$168,715	$222,359	$7,502	$-	$-	$5,223,067	$176,217

Available-for-sale financial assets
Unquoted shares	$-	$-	$-	$-	$662,477	$22,350	$662,477	$22,350
Limited partnership	-	-	-	-	246,072	8,302	246,072	8,302
Quoted shares	279,791	9,440	-	-	-	-	279,791	9,440
Open-end mutual funds	23,825	804	-	-	-	-	23,825	804

	$303,616	$10,244	$-	$-	$908,549	$30,652	$1,212,165	$40,896

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$-	$652,107	$22,001	$-	$-	$652,107	$22,001
Forward exchange contracts	-	-	25,323	854	-	-	25,323	854

	$-	$-	$677,430	$22,855	$-	$-	$677,430	$22,855

Level 3 of fair value hierarchy [member]
Summary of Financial Assets Measured at Level 3 Fair Value
Reconciliations for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$778,866	$741,089	$904,790	$30,526
Purchases	2,010	495,928	2,649	89
Total gain or loss
In profit or loss	(15,891)	(100,734)	28	1
In other comprehensive income	21,195	(202,565)	17,284	583
Disposals	(45,091)	(28,928)	(16,202)	(547)

Balance at December 31	$741,089	$904,790	$908,549	$30,652